INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of inventories [Abstract]
Schedule of inventory
Inventory is composed of the following for the years ended:

	December 31, 2019	December 31, 2018
	$	$
Raw materials	52,617	52,157
Work in process	29,927	30,017
Finished goods	81,605	88,307
Parts and supplies	20,788	20,194
	184,937	190,675

Schedule of recorded impairments and reversal of impairment losses of inventory
The Company recorded impairments of inventories to net realizable value in the Company’s consolidated earnings as an expense for each of the years in the three-year period ended December 31, 2019 as follows:

	2019	2018	2017
	$	$	$
Impairments recorded in manufacturing facility closures, restructuring and other related charges	634	1,297	338
Reversals of impairments recorded in manufacturing facility closures, restructuring and other related charges	(504)	—	(175)
Impairments recorded in cost of sales	2,877	716	801
	3,007	2,013	964

Schedule of amount of inventories included in the Company’s consolidated earnings as an expense
The amount of inventories included in the Company’s consolidated earnings in cost of sales for each of the years in the three-year period ended December 31, 2019 is as follows:

	2019	2018	2017
	$	$	$
Inventories recognized in cost of sales	836,600	771,224	646,702